AXS Tactical Income Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 97.9%
37,666	Alerian MLP ETF	$1,840,361
42,396	iShares 0-5 Year High Yield Corporate Bond ETF	1,828,963
79,452	iShares Fallen Angels USD Bond ETF	2,156,327
24,613	iShares Interest Rate Hedged High Yield Bond ETF	2,129,763
13,656	iShares Short Treasury Bond ETF	1,507,895
35,704	Janus Henderson AAA CLO ETF	1,811,978
37,417	Janus Henderson B-BBB CLO ETF	1,803,874
51,028	SPDR Blackstone Senior Loan ETF	2,122,254
26,474	SPDR Bloomberg Convertible Securities ETF	2,188,341
18,888	SPDR Bloomberg High Yield Bond ETF	1,837,236
28,242	Vanguard Emerging Markets Government Bond ETF	1,845,615
22,205	Vanguard Intermediate-Term Corporate Bond ETF	1,841,239
22,916	Vanguard Short-Term Corporate Bond ETF	1,821,822
36,218	Vanguard Short-Term Inflation-Protected Securities ETF	1,820,679
30,899	Vanguard Short-Term Treasury ETF	1,816,243
95,135	WisdomTree Interest Rate Hedged U.S. Aggregate Bond Fund	2,114,851
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $29,870,691)	30,487,441
	SHORT-TERM INVESTMENTS — 2.3%
698,626	Fidelity Investments Money Market Government Portfolio - Class I, 4.12%[1]	698,626
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $698,626)	698,626
	TOTAL INVESTMENTS — 100.2%
	(Cost $30,569,317)	31,186,067
	Liabilities in Excess of Other Assets — (0.2)%	(49,983)
	TOTAL NET ASSETS — 100.0%	$31,136,084

ETF – Exchange-Traded Fund

[1]The rate is the annualized seven-day yield at period end.